Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 15. Segment Reporting

In accordance with ASC 280, operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in assessing performance and deciding how to allocate resources. The Company’s CODM is its CEO, who performs such assessments and allocates resources based on information at the consolidated level.

The Company’s two reportable segments are: (1) Deep Isolation Inc, Deep Isolation US & EMEA and (2) Freestone. See Note 2 for a description of the Company’s reportable segments. The Company had no inter-segment sales for the periods presented.

In accordance with ASC 280, operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the CODM in assessing performance and deciding how to allocate resources. The Company’s CODM is its CEO, who performs such assessments and allocates resources based on information at the consolidated level.

The Company’s two reportable segments are: (1) Deep Isolation US & EMEA and (2) Freestone. See Note 2 for a description of the Company’s reportable segments. The Company had no inter-segment sales for the periods presented.

The Company’s income statements by segment, significant segment expenses, and segment assets are presented below (in thousands):

	Three Months Ended September 30, 2025
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$636	$1,047	$1,683
Cost of services	240	460	700
Depreciation and amortization expense	-	29	29
Selling, General and Administrative expenses	2,098	395	2,493
Operating (Loss) Income	$(1,702)	$163	$(1,539)
Other income/(expense), net	231	1	232
Segment (loss) income before income tax	$(1,471)	$164	$(1,307)
Income tax (benefit) expense	-	-	-
Segment (loss) income	$(1,471)	$164	$(1,307)

	Nine Months Ended September 30, 2025
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,060	$2,777	$4,837
Cost of services	907	1,211	2,118
Depreciation and amortization expense	1	87	88
Selling, General and Administrative expenses	4,589	1,112	5,701
Operating (Loss) Income	$(3,437)	$367	$(3,070)
Other income/(expense), net	233	2	235
Segment (loss) income before income tax	$(3,204)	$369	$(2,835)
Income tax (benefit) expense	1	-	1
Segment (loss) income	$(3,205)	$369	$(2,836)

	As of September 30, 2025
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$27,326	$883	$28,209
Accounts receivable, net	429	1,086	1,515
Contract assets	48	93	141
Other current assets	1,009	39	1,048
Property, plant and equipment, net	-	67	67
Intangible assets, net	-	93	93
Finance lease right-of-use assets	-	12	12
Operating lease right-of-use assets	-	299	299
Goodwill	-	182	182
	Three Months Ended September 30, 2024
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$800	$1,418	$2,218
Cost of services	510	573	1,083
Depreciation and amortization expense	1	27	28
Selling, General and Administrative expenses	838	13	851
Operating (loss) income	$(549)	$805	$256
Other Income/(expense), net	40	(107)	(67)
Segment (loss) income before income tax	$(509)	$698	$189
Income tax (benefit) expense	-	-	-
Segment (loss) income	$(509)	$698	$189

	Nine Months Ended September 30, 2024
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,087	$3,404	$5,491
Cost of services	1,353	1,498	2,851
Depreciation and amortization expense	2	80	82
Selling, General and Administrative expenses	2,270	682	2,952
Operating (loss) income	$(1,538)	$1,144	$(394)
Other Income/(expense), net	150	(110)	40
Segment (loss) income before income tax	$(1,388)	$1,034	$(354)
Income tax (benefit) expense	1	-	1
Segment (loss) income	$(1,389)	$1,034	$(355)

	As of December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$944	$1,205	$2,149
Accounts receivable, net	348	651	999
Contract assets	20	91	111
Other current assets	50	30	80
Property, plant and equipment, net	3	52	55
Intangible assets, net	-	153	153
Finance lease right-of-use assets	-	14	14
Operating lease right-of-use assets	4	383	387
Goodwill	-	182	182

Geographical Information

The Company is domiciled in the United States, but also has operations in EMEA (UK). The following table summarizes net sales by geographic area (in thousands).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
U.S.	$1,679	$2,141	$4,559	$5,197
EMEA	4	77	278	294
Total	$1,683	$2,218	$4,837	$5,491

The following table summarizes long-lived assets by geographic area (in thousands):

	As of September 30, 2025	As of December 31, 2024
U.S.	$471	$609
EMEA	-	-
Total	$471	$609

Major Customers

During the three months ended September 30, 2025 and 2024, four customers accounted for approximately 80% and 83% of the Company’s revenue, respectively (in thousands):

	2025		2024
	$	%	$	%
Revenue earned from Customer A	$156	9%	$488	22%
Revenue earned from Customer B	820	47%	964	43%
Revenue earned from Customer C	200	11%	-	-
Revenue earned from Customer D	-	-%	284	13%
Revenue earned from Customer E	221	13%	118	5%
Total revenues from major customers	$1,397	80%	$1,854	83%

During the nine months ended September 30, 2025 and 2024, three customers accounted for approximately 70% and 84% of the Company’s revenue, respectively (in thousands):

	2025		2024
	$	%	$	%
Revenue earned from Customer A	$882	17%	$1,294	24%
Revenue earned from Customer B	1,772	36%	2,209	40%
Revenue earned from Customer C	826	17%	-	-%
Revenue earned from Customer D	-	-%	1,087	20%
Total revenues from major customers	$3,480	70%	$4,590	84%

Note 14. Segment Reporting

In accordance with ASC 280, operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the CODM in assessing performance and deciding how to allocate resources. The Company’s CODM is its CEO, who performs such assessments and allocates resources based on information at the consolidated level.

The Company’s two reportable segments are: (1) Deep Isolation US & EMEA and (2) Freestone. See Note 2 for a description of the Company’s reportable segments. The Company had no inter-segment sales for the years presented.

The Company’s income statements by segment, significant segment expenses, and segment assets are presented below (in thousands):

	Year Ended December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,877	$4,176	$7,053
Cost of services	1,841	1,824	3,665
Depreciation and amortization expense	2	108	110
Selling, general and administrative expenses	2,886	1,256	4,142
Research and development costs	202	-	202
Operating Income (Loss)	$(2,054)	$988	$(1,066)
Other income/(expense), net	182	(109)	73
Segment income (loss) before income tax	$(1,872)	$879	$(993)
Income tax (benefit) expense	1	-	1
Segment income (loss)	$(1,873)	$879	$(994)
	As of December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$944	$1,205	$2,149
Accounts receivable, net	348	651	999
Contract assets	20	91	111
Other current assets	50	30	80
Property, plant and equipment, net	3	52	55
Intangible assets, net	-	153	153
Finance lease right-of-use assets	-	14	14
Operating lease right-of-use assets	4	383	387
Goodwill	-	182	182

	Year Ended December 31, 2023
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$1,631	$3,744	$5,375
Cost of services	1,321	1,747	3,068
Depreciation and amortization expense	3	101	104
Selling, general and administrative expenses	3,772	1,361	5,133
Research and development costs	249	-	249
Loss on conversion of SAFE Notes	379	-	379
Operating Income (Loss)	$(4,093)	$535	$(3,558)
Other income/(expense), net	(36)	39	3
Segment income (loss) before income tax	$(4,129)	$574	$(3,555)
Income tax (benefit) expense	1	-	1
Segment income (loss)	$(4,130)	$574	$(3,556)

	As of December 31, 2023
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$1,938	$823	$2,761
Accounts receivable, net	59	441	500
Contract assets	91	255	346
Other current assets	17	14	31
Property, plant and equipment, net	4	80	84
Intangible assets, net	-	233	233
Operating lease right-of-use assets	4	503	507
Goodwill	-	182	182

Geographical Information

The Company is domiciled in the United States, but also has operations in EMEA (UK). The following table summarizes net sales by geographic area (in thousands):

	Year Ended December 31,
	2024	2023
U.S.	$6,555	$5,165
EMEA	498	210
Total	$7,053	$5,375

The following table summarizes long-lived assets by geographic area (in thousands):

	As of December 31,
	2024	2023
U.S.	$609	$823
EMEA	-	1
Total	$609	$824

Major Customers

During the years ended December 31, 2024 and 2023, three customers, accounted for approximately 82% and 87%, respectively, of the Company’s revenue.

	Year Ended December 31,
	2024		2023
	$	%	$	%
Revenue earned from the U.S. Department of Energy	$1,529	22%	$1,166	22%
Revenue earned from the CPCCO	2,792	39%	2,334	43%
Revenue earned from the WRPS	1,490	21%	1,180	22%
Total revenues from major customers	$5,811	82%	$4,680	87%